Segment information (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Non-current assets	$ 39,423,907	$ 35,035,209
Australia
Statement [Line Items]
Non-current assets	30,396,980	25,162,805
USA
Statement [Line Items]
Non-current assets	2,254,422	2,298,515
South Africa
Statement [Line Items]
Non-current assets	1,914,844	1,914,844
Nigeria
Statement [Line Items]
Non-current assets	0	178,205
Brazil
Statement [Line Items]
Non-current assets	612,036	637,338
Canada
Statement [Line Items]
Non-current assets	3,027,846	1,942,184
Peru
Statement [Line Items]
Non-current assets	45,609	1,545,609
Caymon Islands
Statement [Line Items]
Non-current assets	$ 1,172,170	$ 1,355,709